UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2004
                                               ---------------------------------

Check here if Amendment [ ];      Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:     Independent Investors Inc.
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Address:  181 Smithtown Blvd.
          ----------------------------------------------------------------------
          Nesconset, New York  11767
          ----------------------------------------------------------------------

          ----------------------------------------------------------------------

Form 13F File Number: 28-05873
                         --------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Patrick Moloney
          ----------------------------------------------------------------------
Title:    President
          ----------------------------------------------------------------------
Phone:    631-979-2142
          ----------------------------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Patrick Moloney                 Nesconset, New York               11-11-2004
----------------------------------  -------------------------------   ----------
           [Signature]                       [City, State]              [Date]

Report type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager (s).)

[ ] 13F COMBINATION REPORT. (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number                                Name

28-
   ----------------------      -------------------------------------------------
   [Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        -------------------

Form 13F Information Table Entry Total: 98
                                        -------------------

Form 13F Information Table Value Total: $ 166,710
                                        -------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.      Form 13F File Number     Name

         28-
-----       -----------------     ----------------------------------------------

             [Repeat as necessary.]

                          Form 13F INFORMATIONAL TABLE

          ITEM 1:                 ITEM 2:      ITEM 3:      ITEM 4:     ITEM 5:        ITEM 6:        ITEM 7:          ITEM 8:
----------------------------  --------------  ---------   ----------   -------- -------------------- ---------- --------------------
      NAME OF ISSUER          TITLE OF CLASS    CUSIP        FAIR      SHARES OR     INVESTMENT       MANAGERS    VOTING AUTHORITY
                                               NUMBER       MARKET     PRINCIPAL     DISCRETION                 ----- ------- ------
                                                            VALUE       AMOUNT   ------ ----- ------             (A)    (B)    (C)
                                                                                  (A)    (B)   (C)              SOLE   SHARED  NONE
                                                                                              SHARED
                                                                                  SOLE  SHARED OTHER
----------------------------  -------------   ---------   ----------   --------  ------ ------ ----- ---------- ----- ------- ------
3M                             Common Stock   88579Y101   2,814,000       35,200  SOLE                            X
AT&T WIRELESS CORP             Common Stock   001957406     758,000       51,346  SOLE                            X
ABBOTT LABORATORIES            Common Stock   002824100   3,633,000       85,784  SOLE                            X
ADVANCED FIBRE COMMUNICATIONS  Common Stock   00754A105     508,000       31,950  SOLE                            X
AGILENT TECHNOLOGIES           Common Stock   00846U101     634,000       29,427  SOLE                            X
AIR PRODUCTS & CHEMICALS       Common Stock   009158106     657,000       12,100  SOLE                            X
AMBAC FINANCIAL GROUP          Common Stock   023139108   1,958,000       24,500  SOLE                            X
AMERICAN AXLE & MANUFACTURING  Common Stock   024061103     409,000       14,000  SOLE                            X
AMERICAN EXPRESS CO.           Common Stock   025816109   1,462,000       28,420  SOLE                            X
AMERICAN INTL. GROUP           Common Stock   026874107   4,378,000       64,395  SOLE                            X
AMGEN INC.                     Common Stock   031162100   4,065,000       71,559  SOLE                            X
APPLE COMPUTER                 Common Stock   037833100     356,000        9,200  SOLE                            X
AVON PRODUCTS                  Common Stock   054303102   2,280,000       52,200  SOLE                            X
BB&T CORPORATION               Common Stock   054937107   1,611,000       40,600  SOLE                            X
BP plc (ADR)                   Common Stock   055622104   2,277,000       39,582  SOLE                            X
BAKER HUGHES, INC.             Common Stock   057224107     874,000       20,000  SOLE                            X
BAXTER INTERNATIONAL           Common Stock   071813109   1,868,000       58,100  SOLE                            X
BOEING CORPORATION             Common Stock   097023105   1,290,000       25,000  SOLE                            X
BRISTOL-MYERS SQUIBB           Common Stock   110122108     913,000       38,600  SOLE                            X
CAPITAL ONE FINANCIAL          Common Stock   14040H105   3,000,000       40,600  SOLE                            X
CHARTER COMMUNICATIONS         Common Stock   16117M107      39,000       15,000  SOLE                            X
CHEVRON TEXACO                 Common Stock   166764100     734,000       13,700  SOLE                            X
CHOICEPOINT INC.               Common Stock   170388102     789,000       18,500  SOLE                            X
CHUBB INSURANCE                Common Stock   171232101   1,426,000       20,300  SOLE                            X
CIENA CORPORATION              Common Stock   171779101      25,000       13,000  SOLE                            X
CISCO SYSTEMS                  Common Stock   17275R102   2,030,000      112,200  SOLE                            X
CITIGROUP                      Common Stock   172967101   3,652,000       82,793  SOLE                            X
COCA COLA                      Common Stock   191216100   2,609,000       65,155  SOLE                            X
COMPUTER SCIENCES              Common Stock   205363104     687,000       14,600  SOLE                            X
CONOCO PHILLIPS                Common Stock   20825c104     438,000        5,298  SOLE                            X
CORNING INC.                   Common Stock   219350105     507,000       45,800  SOLE                            X
DISNEY (WALT) CO.              Common Stock   254687106   1,559,000       69,175  SOLE                            X
DONALDSON CORP                 Common Stock   257651109   1,567,000       55,200  SOLE                            X
DOVER CORP                     Common Stock   260003108   1,616,000       41,600  SOLE                            X
DUPONT DE NEMOURS              Common Stock   263534109   1,571,000       36,726  SOLE                            X
EMC CORP                       Common Stock   268648102     465,000       40,310  SOLE                            X
EMERSON CO.                    Common Stock   291011104   1,352,000       21,850  SOLE                            X
ENDURANCE SPECIALTY HOLDINGS   Common Stock   G30397106     893,000       27,800  SOLE                            X
EXXON MOBIL                    Common Stock   30231G102   8,327,000      172,300  SOLE                            X
FIRST HORIZON NATIONAL         Common Stock   320517105     811,000       18,725  SOLE                            X
FLOWSERVE CORP.                Common Stock   34354P105     645,000       26,700  SOLE                            X
FLUOR CORP                     Common Stock   34386110      222,000        5,000  SOLE                            X
GANNETT CO., INC.              Common Stock   36473010      268,000        3,200  SOLE                            X
GENERAL ELECTRIC               Common Stock   369604103   7,209,000      214,700  SOLE                            X
GILLETTE COMPANY               Common Stock   375766102   2,621,000       62,800  SOLE                            X
HERSHEY FOODS CORPORATION      Common Stock   427866108     560,000       12,000  SOLE                            X
HOME DEPOT                     Common Stock   437076102   3,272,000       83,476  SOLE                            X
HONEYWELL INTL                 Common Stock   438516106   2,840,000       79,210  SOLE                            X
IBM CORPORATION                Common Stock   459200101   2,065,000       24,091  SOLE                            X
INCO LTD                       Common Stock   453258402     804,000       20,600  SOLE                            X
INTEL CORP.                    Common Stock   458140100   2,022,000      100,825  SOLE                            X
INTERACTIVE CORP               Common Stock   45840Q101     559,000       25,400  SOLE                            X
JP MORGAN CHASE & CO.          Common Stock   46625H100   3,126,000       78,692  SOLE                            X
JOHNSON & JOHNSON              Common Stock   478160104   7,483,000      132,850  SOLE                            X
JOHNSON CONTROLS, INC.         Common Stock   478366107     372,000        6,550  SOLE                            X
KERR-MCGEE CORP                Common Stock   492386107     916,000       16,000  SOLE                            X
LILLY (ELI) & CO.              Common Stock   532457108   1,651,000       27,500  SOLE                            X
LOCKHEED MARTIN CORP           Common Stock   539830109   1,321,000       23,700  SOLE                            X
LUCENT TECHNOLOGIES            Common Stock   549463107     158,000       49,920  SOLE                            X
MBNA CORP.                     Common Stock   55262L100   2,021,000       80,203  SOLE                            X
MARTIN MARIETTA MATERIALS      Common Stock   573284106     973,000       21,500  SOLE                            X
MCCORMICK & CO                 Common Stock   579780206   1,251,000       36,450  SOLE                            X
MEDTRONIC                      Common Stock   585055106     840,000       16,200  SOLE                            X
MELLON FINANCIAL               Common Stock   58551A108     672,000       24,300  SOLE                            X
MERCK & CO.                    Common Stock   589331107   1,458,000       44,200  SOLE                            X
MERRILL LYNCH                  Common Stock   590188108   2,945,000       59,250  SOLE                            X
MICROSOFT CORPORATION          Common Stock   594918104   2,666,000       96,440  SOLE                            X
MOTOROLA, INC.                 Common Stock   620076109     663,000       36,800  SOLE                            X
NETWORK APPLIANCE              Common Stock   64120J104     537,000       23,300  SOLE                            X
NOKIA CORP                     Common Stock   654902204     189,000       13,800  SOLE                            X
NORTEL NETWORKS                Common Stock   656568102     149,000       44,041  SOLE                            X
ORACLE CORPORATION             Common Stock   68389X105   2,847,000      252,400  SOLE                            X
PATTERSON DENTAL COMPANY       Common Stock   703412106     689,000        9,000  SOLE                            X
PAYCHEX INC                    Common Stock   704326107   2,104,000       69,800  SOLE                            X
PEPSICO                        Common Stock   713448108   1,574,000       32,355  SOLE                            X
PFIZER                         Common Stock   717081103   4,794,000      156,672  SOLE                            X
PROCTER & GAMBLE               Common Stock   742718109   4,796,000       88,620  SOLE                            X
QUALCOMM                       Common Stock   747525103   2,377,000       60,900  SOLE                            X
REUTERS GROUP PLC              Common Stock   76132M102     682,000       20,000  SOLE                            X
RYAN'S FAMILY STEAKHOUSE       Common Stock   783519101     529,000       35,700  SOLE                            X
SCHLUMBERGER LIMITED           Common Stock   80685710      942,000       14,000  SOLE                            X
SMUCKER JM COMPANY             Common Stock   832696405     667,000       15,038  SOLE                            X
SOUTH TRUST CORPORATION        Common Stock   844730101     641,000       15,400  SOLE                            X
STRYKER CORPORATION            Common Stock   863667101   1,616,000       33,625  SOLE                            X
SYMANTEC                       Common Stock   871503108     818,000       14,915  SOLE                            X
TETRA TECH INC.                Common Stock   88162G103     563,000       44,500  SOLE                            X
THOMAS & BETTS CORP.           Common Stock   884315102     321,000       12,000  SOLE                            X
TIME WARNER                    Common Stock   887317105     745,000       46,200  SOLE                            X
TOOTSIE ROLL INDUSTRIES        Common Stock   890516107   1,130,000       38,690  SOLE                            X
TYCO INTERNATIONAL, LTD.       Common Stock   902124106     329,000       10,738  SOLE                            X
UNITED NATIONAL FOODS INC.     Common Stock   911163103     361,000       13,600  SOLE                            X
UNITED PARCEL SERVICE          Common Stock   911312106   8,844,000      116,500  SOLE                            X
UNITED TECHNOLOGIES            Common Stock   913017109     280,000        3,000  SOLE                            X
WM WRIGLEY JR. CO.             Common Stock   982526105   2,307,000       36,450  SOLE                            X
WATERS CORP                    Common Stock   941848103   5,922,000      134,300  SOLE                            X
WOLVERINE WORLD WIDE           Common Stock   978097103     952,000       37,800  SOLE                            X
WYETH                          Common Stock   983024100     355,000        9,500  SOLE                            X
ZIMMER HOLDINGS                Common Stock   98956P102     205,000        2,600  SOLE                            X